Document and Entity Information	Nov. 15, 2021
Cover [Abstract]
Entity Address, Address Line Two	British Columbia Canada
Amendment Flag	false
Entity Central Index Key	0001584549
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	VILLAGE FARMS INTERNATIONAL, INC.
Entity Incorporation State Country Code	Z4
Entity File Number	001-38783
Entity Tax Identification Number	98-1007671
Entity Address, Address Line One	4700-80th Street
Entity Address, City or Town	Delta
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4K 3N3
City Area Code	(604)
Local Phone Number	940-6012
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	VFF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false